Stockholders' (Deficit) Equity - Authorized Shares (Details) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Total shares authorized	210,000,000	186,894,620
Common stock, authorized shares	200,000,000	110,000,000	85,000,000
Preferred shares, authorized (in shares)	10,000,000	76,894,620	58,354,472
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001